Costs and expenses - Depreciation and amortization (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	R$ 212,658	R$ 150,951	R$ 54,479
Cost of services
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	82,009	72,936	43,905
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	75,683	44,119	10,570
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	R$ 54,966	R$ 33,896	R$ 4